Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets:
Cash	$ 137,530	$ 29,658	$ 9,094
Accounts receivable, net	677,302	521,618	602,155
Note receivable - related party		227,877
Prepaid expenses and other current assets	481,606	322,286	207,581
Total Current Assets	1,296,438	1,101,439	818,830
Fixed assets, net	36,819	36,373	48,681
Intangible assets, net	563,632	444,584	477,824
Goodwill	6,507,680
Restricted cash	165,488	28,746	182,627
Long-term investment	1,440	40,603	41,617
Right-of-use asset	118,237	126,118	537,268
Other assets	3,409	3,196	32,639
Total Non-current Assets	7,396,705	679,620	1,320,656
TOTAL ASSETS	8,693,143	1,781,059	2,139,486
Current Liabilities:
Accounts payable and accrued expenses	1,616,953	1,163,505	883,845
Cash overdraft	233,729	188,721	427,890
Accrued payroll and related taxes	447,569	327,084	291,586
Accrued taxes and duties payable	157,152	46,577	50,623
Deferred revenue	39,215
Derivative liability	1,510,000
Contingent consideration - Rohuma	1,383,954
Contingent consideration - Mimo	656,179
Current portion - lease liability	11,168	8,779	122,343
Current portion - long-term debt - related parties	2,629,839	1,843,399	1,306,737
Current portion - long-term debt	317,876	133,761	191,508
Current portion - convertible notes payable, net of discounts	328,098
Current portion - convertible debt - long-term debt - related and unrelated parties	85,084	241,334	241,334
Total Current Liabilities	9,416,816	3,953,160	3,515,866
Long-term debt - related parties, net of current portion	15,000		32,000
Long-term debt, net of current portion	55,292	59,856	19,202
Lease liability, net of current portion	116,751	125,219	432,800
Total Non-current Liabilities	187,043	185,075	484,002
Total Liabilities	9,603,859	4,138,235	3,999,868
Commitments and contingencies
STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred stock, par value, $0.0001, 10,000,000 shares authorized, Series A Convertible Preferred, 50,000 and 50,000 shares issued and outstanding, respectively	5	5	5
Common stock, par value, $0.0001, 300,000,000 shares authorized, 31,430,575 and 27,297,960 issued and outstanding, respectively	3,143	2,730	2,730
Additional paid in capital	5,090,929	117,261	12,623
Accumulated deficit	(6,008,129)	(2,504,893)	(1,896,984)
Accumulated other comprehensive income (loss)	773	27,721	21,244
Total Stockholders’ Equity (Deficit) before Non-controlling Interest	(913,279)	(2,357,176)
Non-controlling interest	2,563
Total Stockholders’ Equity (Deficit)	(910,716)	(2,357,176)	(1,860,382)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	$ 8,693,143	$ 1,781,059	$ 2,139,486